Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses	$ 141,410	$ 0
Common stock, par value	$ 0.02	$ 0.02
Common stock, shares authorized	92,900,000	92,900,000
Common stock, shares issued	22,360,987	10,750,768
Common stock, shares outstanding	22,360,987	10,750,768
Treasury stock, shares	900	900
8% Redeemable convertible preferred stock [Member]
Temporary equity, per share	$ 0.02	$ 0.02
Temporary equity, shares authorized	800,000	800,000
Temporary equity, shares issued	0	2,000
Temporary equity, shares outstanding	0	2,000
Liquidation preference	$ 0	$ 2,003,507
Preferred stock, par value	$ 0.01
Series A Preferred Stock [Member]
Liquidation preference	$ 118,741	$ 118,741
Preferred stock, par value	$ 0.02	$ 0.02
Preferred stock, shares authorized	2,600,000	2,600,000
Preferred stock, shares issued	54,737	54,737
Preferred stock, shares outstanding	54,737	54,737
Series B Preferred Stock [Member]
Liquidation preference	$ 274,939	$ 274,939
Preferred stock, par value	$ 0.02	$ 0.02
Preferred stock, shares authorized	3,700,000	3,700,000
Preferred stock, shares issued	124,810	124,810
Preferred stock, shares outstanding	124,810	124,810